401(k) and Employee Stock Ownership Plan	12 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
401(k) and Employee Stock Ownership Plan
401(k) AND EMPLOYEE STOCK OWNERSHIP PLAN

The Company maintains a 401(k) and Employee Stock Ownership Plan (Plan) for the benefit of its employees. Company contributions are made semi-annually as approved by the Board of Directors. Such amounts are not in excess of amounts permitted by the Employee Retirement Income Security Act of 1974.

Plan participants may make voluntary after-tax contributions of their considered earnings as defined by the Plan. In addition, participants may make pre-tax contributions up to the statutory limits through the 401(k) provisions of the Plan. The annual addition from contributions to an individual participant's account in this Plan cannot exceed the lesser of 100% of base salary or $49 thousand. Under provisions of the Plan, employees are eligible to participate on the date of hire and become fully vested in the Company's contributions following six years of service. In August 1995 the Company received a favorable determination from the Internal Revenue Service to include an Employee Stock Ownership feature as part of the Plan. This feature allows employees to direct a portion of their vested account balance toward the purchase of Company stock. Company contributions to the Plan amounted to $5,400,000, $5,400,000 and $4,800,000 for the years ended 2012, 2011 and 2010, respectively.